INVENTORIES	3 Months Ended
Mar. 31, 2026
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES
Gross and net inventories

In millions	March 31, 2026	December 31, 2025
Gross inventories	$1,735.0	$1,663.9
Net realizable value valuation provision	(47.1)	(41.8)
Net inventories	$1,687.9	$1,622.1

In millions	March 31, 2026	December 31, 2025
Net inventories
Finished goods	$1,588.1	$1,526.5
Work in progress	51.9	50.8
Raw materials and consumables	47.9	44.8
Total	$1,687.9	$1,622.1